GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 6 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill:  The reported goodwill of the Company at August 31, 2011 and May 31, 2011 relates entirely to the two-way radio segment. The goodwill was acquired in January 2004 for $894,000 as part of the purchase of the two-way radio assets of DCAE, Inc.  During the fourth quarter of fiscal year 2005, this goodwill was deemed impaired as a result of losses in revenues and profitability in the Company’s two-way radio segment (the “reporting unit” under ASC 350) and the goodwill was written down to $343,000. The $343,000 carrying value of the goodwill is reported on its consolidated balance sheet at August 31, 2011 and May 31, 2011.

Other intangible assets: The following is a summary of the Company’s intangible assets as of August 31, 2011 and May 31, 2011, excluding goodwill (in thousands):

	August 31, 2011			May 31, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Value	Amount	Amortization	Value
Definite lived intangible assets:
Wireless contracts and subscriber bases	$10,289	$(8,057)	$2,232	$10,289	$(7,865)	$2,424
FCC licenses	103	(87)	16	104	(84)	20
PCI marketing list	1,235	(1,235)	-	1,235	(1,235)	-
Loan origination fees	774	(618)	156	774	(569)	205
Internally developed software	170	(170)	-	170	(170)	-
Government Services Administration contract	15	(3)	12	15	(2)	13
Texas Multiple Award Schedule contract	4	-	4	-	-	-
Total amortizable intangible assets	12,590	(10,170)	2,420	12,587	(9,925)	2,662

Indefinite lived intangible assets:
Perpetual trademark license agreement	900	-	900	900	-	900

Total intangible assets	$13,490	$(10,170)	$3,320	$13,487	$(9,925)	$3,562

Total amortization expense for the three months ended August 31, 2011, and 2010 was approximately $232,000 and $206,000, respectively.

Teletouch was awarded a Texas Multiple Award Schedule (“TXMAS”) multi-year contract initially for the Company's comprehensive product line of public safety, emergency vehicle lighting and siren equipment manufactured by Whelen Engineering, Inc.  The contract allows the Company the opportunity to compete in the public and emergency products category within the State of Texas, allowing any state and / or local government agencies, as well as, school districts throughout the State of Texas to purchase items from the Company’s public safety product line quickly and cost effectively. The Company’s contract with the TXMAS is effective through September 30, 2015, with automatic renewals as of and on the same date(s) the Company’s Government Services Administration contract terms are renewed. The Company capitalized the costs associated with acquiring the TXMAS contract and will amortize those costs over the contract’s initial term.

NOTE 5 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill:  The reported goodwill of the Company at May 31, 2011 and May 31, 2010 relates entirely to the two-way radio segment. The goodwill was acquired in January 2004 for $894,000 as part of the purchase of the two-way radio assets of DCAE, Inc.  During the fourth quarter of fiscal year 2005, this goodwill was deemed impaired as a result of losses in revenues and profitability in the Company’s two-way radio segment (the “reporting unit” under ASC 350) and the goodwill was written down to $343,000. The $343,000 carrying value of the goodwill is reported on its consolidated balance sheet at May 31, 2011 and May 31, 2010.

Other intangible assets:  The following is a summary of the Company’s intangible assets as of May 31, 2011 and 2010, excluding goodwill (in thousands):

	May 31, 2011			May 31, 2010
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Value	Amount	Amortization	Value
Definite lived intangible assets:
Wireless contracts and subscriber bases	$10,289	$(7,865)	$2,424	$10,258	$(7,091)	$3,167
FCC licenses	104	(84)	20	104	(73)	31
PCI marketing list	1,235	(1,235)	-	1,235	(1,235)	-
Loan origination fees	774	(569)	205	639	(395)	244
Government Services Administration contract	15	(2)	13	-	-	-
Internally developed software	170	(170)	-	170	(170)	-
Total amortizable intangible assets	12,587	(9,925)	2,662	12,406	(8,964)	3,442

Indefinite lived intangible assets:
Perpetual trademark license agreement	900	-	900	900	-	900

Total intangible assets	$13,487	$(9,925)	$3,562	$13,306	$(8,964)	$4,342

Total amortization expense for the years ended May 31, 2011, and 2010 was approximately $826,000 and $888,000, respectively.

Estimated annual amortization expense is as follows (in thousands):

	Year Ending May 31,
	2012	2013	2014	2015	2016	Thereafter
Annual amortization expense	$952	$822	$757	$130	$1	$-

In September 2010, Teletouch was awarded a multi-year contract with the General Services Administration (“GSA”) initially for the Company's comprehensive product line of public safety, emergency vehicle lighting and siren equipment manufactured by Whelen Engineering, Inc.  The contract allows the Company the opportunity to compete in the public and emergency products category nationwide, allowing any federal, state and / or local government agencies to purchase items from the Company’s public safety product line quickly and cost effectively. The Company’s contract with the GSA was effective on October 1, 2010, for an initial period of five years, with the GSA having the option to extend the contract for three additional 5-year periods.  The Company capitalized the costs associated with acquiring the GSA contract and will amortize those costs over the contract’s initial term of five years.